Taxes	6 Months Ended
Jun. 30, 2026
Taxes
Taxes

13.	Taxes

13.1.      Income taxes

Statement of Financial Position

	06.30.2026		12.31.2025
	Assets	Liabilities	Assets	Liabilities
Income taxes	965	1,473	1,023	1,868
Deferred income taxes	1,198	10,417	1,015	6,354
	2,163	11,890	2,038	8,222

Statement of Income

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Net income before income taxes	23,393	15,517	14,068	6,411
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(7,953)	(5,275)	(4,783)	(2,179)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,162	465	1,162	465
Different jurisdictional tax rates for companies abroad	766	464	421	229
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(416)	(111)	(243)	(41)
Tax incentives	107	95	57	66
Effects of the global minimum tax	(56)	(109)	(23)	(56)
Internal transfer prices adjustments for operations between related parties abroad	(119)	(165)	(119)	(86)
Tax loss carryforwards (unrecognized tax losses)	(26)	1	(13)	-
Non-taxable income (non-deductible expenses), net	47	5	46	10
Post-employment benefits (2)	(317)	(208)	(158)	(94)
Results of equity-accounted investments	18	43	12	15
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	48	30	25	17
Others	2	-	(14)	-
Income taxes	(6,737)	(4,765)	(3,630)	(1,654)
Deferred income taxes	(1,758)	(2,341)	(1,054)	(1,126)
Current income taxes	(4,979)	(2,424)	(2,576)	(528)
Effective tax rate of income taxes	28.8%	30.7%	25.8%	25.8%
(1) Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Includes Uncertain tax treatments (see note 13.1.3).

13.1.1.	Current income taxes

Income taxes recoverable

	Current assets		Non-current assets		Total
	06.30.2026	12.31.2025	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil	756	653	207	365	963	1,018
Taxes abroad	2	5	−	−	2	5
Total	758	658	207	365	965	1,023

Income taxes payable

	Current liabilities		Non-current liabilities		Total
	06.30.2026	12.31.2025	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Income taxes (1)	566	785	427	392	993	1,177
Income taxes - Tax settlement programs	66	59	171	184	237	243
	632	844	598	576	1,230	1,420
Taxes abroad (1)	243	448	−	−	243	448
Total	875	1,292	598	576	1,473	1,868
(1) Includes uncertain tax treatments (see note 13.1.3).

13.1.2.	Deferred income taxes

The changes in the deferred income taxes are presented as follows:

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	(5,339)	(548)
Recognized in the statement of income for the period	(1,758)	(2,341)
Recognized in shareholders’ equity	(1,727)	(3,238)
Translation adjustment	(395)	(446)
Use of tax loss carryforwards	(1)	(43)
Others	1	19
Closing balance	(9,219)	(6,597)
Deferred tax on profit - Assets	1,198	1,005
Deferred tax on profit - Liabilities	(10,417)	(7,602)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	06.30.2026	12.31.2025
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,128)	(6,471)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,537	4,454
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(14,025)	(12,596)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(21,005)	(19,066)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(2,347)	(665)
Leasings	Appropriation of the considerations	15,190	14,322
Provision for decommissioning costs	Payments and use of provisions	10,144	9,957
Provision for legal proceedings	Payments and use of provisions	1,073	1,053
Tax loss carryforwards	Taxable income compensation	740	720
Inventories	Sales, write-downs and losses	804	453
Employee Benefits	Payments and use of provisions	1,398	1,586
Others		400	914
Total		(9,219)	(5,339)

13.1.3.	Uncertain tax treatments on income taxes

As of June 30, 2026, the Company has US$ 427 (US$ 614 as of December 31, 2025) of uncertain tax treatments, provisioned in the statement of financial position, related to the deduction of amounts paid in the basis of calculation of income taxes in Brazil. The decrease in this balance primarily reflects the settlement with the Dutch Tax Authority regarding the calculation of Corporate Income Tax (CIT) for the fiscal years 2018 to 2023, resulting from the tax valuation of platforms and equipment that were nationalized under the Repetro SPED tax regime.

In addition, the Company has US$ 5,450 of uncertain tax treatments (US$ 5,146 as of December 31, 2025), unprovisioned, in Brazil and abroad, on income taxes related to judicial and administrative proceedings, mainly relating to income of subsidiaries abroad.

As of June 30, 2026, the Company has other positions that can be considered as uncertain tax treatments on income taxes amounting to US$ 5,733 (US$ 4,912 as of December 31, 2025), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities (including judicial courts).

Thus, as of June 30, 2026, the total amount of uncertain tax treatments amounts to US$ 11,610 (US$ 10,672 as of December 31, 2025), for which Petrobras will continue to defend its position.

13.2.	Other taxes and production taxes
13.2.1.	Taxes recoverable

	Current assets		Non-current assets
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Current PIS and COFINS	276	255	1,416	1,291
Non-Current PIS and COFINS	395	354	1,770	1,461
PIS and COFINS - unconstitutionality of the extended calculation basis	−	−	725	661
ICMS (VAT)	192	320	599	515
Deferred ICMS (VAT)	423	369	241	229
Others	14	28	21	20
	1,300	1,326	4,772	4,177
Taxes abroad	64	42	−	−
Total	1,364	1,368	4,772	4,177

13.2.2.	Production taxes and other taxes payable

	Current liabilities		Non-current liabilities (1)
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Production taxes	2,493	1,400	37	56
ICMS (VAT)	1,412	1,291	−	−
PIS and COFINS	593	445	221	178
Withholding income taxes	182	329	−	−
Export tax	579	−	−	−
Other taxes	254	333	105	90
	5,513	3,798	363	324
Taxes abroad	22	12	−	−
Total	5,535	3,810	363	324
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.

13.3.	Tax recovery program

In March and April 2026, Petrobras adhered to the Special Program for Installment Payment of Tax Credits (REFIS), instituted by the state of Rio de Janeiro through Complementary Law No. 225/2025, with the objective of settling tax contingencies related to ICMS. Following this adhesion, the Company recognized a US$ 118 expense in the statement of income, within other taxes, in the six-month period ended June 30, 2026.

13.4.	Export tax on crude oil and diesel

On March 12, 2026, Provisional Measure No. 1,340 was published, establishing the levy of Export Tax (IE) over crude oil, bituminous minerals and road-use diesel. The Provisional Measure expired in July 2026, but the Brazilian authority responsible for foreign trade policy maintained the tax in effect for up to 60 days, with reassessment scheduled after 30 days.

The tax is non-recoverable but deductible on the tax base of Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL). The tax is levied on crude oil exports at a 12% rate and on diesel oil exports at a 50% rate.

The term for payment of this tax shall be 15 days for road-use diesel and 60 days for crude oil, from the date of registration of the declaration for customs clearance.

In the six-month period ended June 30, 2026, a US$ 1,087 expense was recognized within other taxes relating to this tax (US$ 965 in the three-month period ended June 30, 2026). As of June 30, 2026, there is US$ 579 remaining balance of export tax payable.

13.5.	Tax reform

The regulations for the IBS (Tax on Goods and Services - Imposto sobre Bens e Serviços) and the CBS (Contribution on Goods and Services - Contribuição sobre Bens e Serviços), released on April 30,2026, did not introduce significant changes compared to the provisions set forth in Complementary Laws No. 214/2025 and No. 227/2026. The Company awaits feedback from the Brazilian Federal Revenue Service and the IBS Management Committee regarding the suggestions to the regulations submitted by the Brazilian Petroleum Institute (IBP).

At the current stage of implementation and regulation of the Consumption Tax Reform, the Company believes that there is material uncertainty with respect to rules associated with the new taxes. Thus, there is no effect on these unaudited condensed consolidated interim financial statements as of June 30, 2026, considering that:

•	the elements necessary for the objective identification of IBS and CBS tax rates applicable to the Company's operations have not yet been published, including the reference rate and the standard rates by federative entity;
•	ancillary obligations regarding, among others, the issuance of tax documents, credit utilization, reimbursement procedures, or adoption of specific regimes are not sufficiently detailed; and
•	regulation of the IS (Selective Tax – Imposto Seletivo) and the rules necessary for its application remain pending, mainly regarding the timing of its incidence and the applicable reference rate.